SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE-BASED PAYMENTS [Text Block]
9.	SHARE-BASED PAYMENTS

The following is a summary of stock options granted by the Company in 2016 and the fair value assigned to the grant. The Company did not grant stock options in 2017. The fair value was calculated at the time of grant using the Black-Scholes option pricing model and the following inputs and assumptions:

Inputs and assumptions	September 12, 2016

Stock options granted	1,550,000
Exercise price	$0.96

Market price	$0.96
Expected option term (years)	3.0
Expected stock price volatility	59.3%
Average risk-free interest rate	0.60%
Expected forfeiture rate	-
Expected dividend yield	-

FAIR VALUE ASSIGNED	592,000